Supplementary Items to the Cash Flow - Schedule of Non-Cash Transactions (Details) - Non-Cash Transactions [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Creation of non-controlling interest at Mercos:
Deferred and contingent consideration			R$ 46,717
Capital reserve			(42,510)
Non-controlling interest			(4,207)
Conversion of subscription rights to capital shares:
Capital reserve			(1,500)
Share capital			1,500
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net	1,247	768
Lease liability	(1,247)	(768)
Capital increase through the payment of subscription rights:
Capital reserves		2,000
Share capital		33,910
Subscription rights		(35,410)
Loans from investors		(300)
Loan premium		(200)
Conversion of deferred and contingent consideration to capital shares:
Deferred and contingent consideration		(64,255)
Capital reserve		64,255
Conversion of loans from related parties to capital shares:
Loans from related parties	(8,891)
Capital reserve	8,891
Smart NX [Member]
Business Combination – Smart NX
Cash and cash equivalents		998
Trade accounts receivable, net		3,061
Other current assets		5,545
Other non-current assets		1,204
Property and equipment, net		172
Right-of-use assets, net		107
Intangible Assets		6,201
Goodwill		15,960
Accounts payable to suppliers		(894)
Salaries and labor charges		(776)
Loans and financing		(40)
Lease liability		(118)
Taxes, fees and contributions payable		(940)
Other current liabilities		(1,211)
Deferred and contingent consideration on acquisitions		(26,848)
Deferred taxes		R$ (2,421)